Research Collaboration Agreements (Details) (USD $)		1 Months Ended						1 Months Ended
	May 31, 2006 Noble Agreement Warrants [Member]	May 31, 2006 Noble Research Program Agreement [Member]	May 31, 2006 Noble Research Program Agreement [Member] Collaboration Agreement July Thirty One Twenty Thirteen [Member]	May 31, 2006 Noble Research Program Agreement [Member] Collaboration Agreement July Thirty One Twenty Fourteen [Member]	Sep. 24, 2011 Sponsored Research and Intellectual Property Rights Agreement [Member]	Aug. 31, 2007 Sponsored Research and Intellectual Property Rights Agreement [Member]	Aug. 31, 2007 Sponsored Research and Intellectual Property Rights Agreement [Member] Texas A and M University System Agreement Warrants [Member]	Sep. 24, 2011 Ip Rights Agreement [Member]	Dec. 31, 2011 Ip Rights Agreement [Member] Texas A and M University System Agreement Warrants [Member]
Collaboration Agreements [Line Items]
Funding of research expenses		$ 3,800,000	$ 82,700	$ 85,300		$ 5,100,000
Warrant issued to purchase stock	133,333						66,666		66,666
Exercise price of warrants issued	30.00						30.00		14.30
Collaboration agreement date		Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2014
Agreement expiry date					Sep. 23, 2026			Sep. 23, 2026